Consolidated statement of profit or loss and other comprehensive income - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Statement [Line Items]
Revenue from contract with customers	$ 44,463	$ 331,336	$ 415,976	$ 198,075
Cost of sales:
Operating expenses	(18,367)	(86,245)	(114,431)	(77,461)
Crude oil stock fluctuation	733	(1,241)	310	(7,566)
Depreciation, depletion and amortization	(14,194)	(74,772)	(153,001)	(61,211)
Royalties	(6,795)	(50,323)	(61,008)	(28,163)
Gross profit	5,840	118,755	87,846	23,674
Selling expenses	(3,091)	(21,341)	(27,138)	(13,264)
General and administrative expenses	(1,466)	(24,202)	(42,400)	(6,774)
Exploration expenses	(134)	(637)	(676)	(1,049)
Other operating income	1,240	2,699	3,165	17,802
Other operating expenses	(135)	(18,097)	(6,180)	(5,125)
Impairment recovery of property, plant and equipment				5,290
Operating profit	2,254	57,177	14,617	20,554
Interest income	239	2,532	3,770	166
Interest expense	(23)	(15,746)	(34,163)	(18)
Other financial results	(1,159)	(22,920)	(715)	(436)
Financial results, net	(943)	(36,134)	(31,108)	(288)
(Loss)/ Profit before income tax	1,311	21,043	(16,491)	20,266
Current income tax (expense)	(4,615)	(35,450)	(1,886)	(15,956)
Deferred income tax (expense) benefit	(3,345)	(11,975)	(14,346)	9,595
Income tax (expense)	(7,960)	(47,425)	(16,232)	(6,361)
Net (loss) profit for the year/period	(6,649)	(26,382)	(32,723)	13,905
Other comprehensive (loss) that will not be reclassified to profit or loss in subsequent periods
Remeasurements loss related to defined benefits plans	(89)	(3,565)	(1,577)	(355)
Deferred income tax benefit	22	891	394	124
Other comprehensive (loss) that will not be reclassified to profit or loss in subsequent periods	(67)	(2,674)	(1,183)	(231)
Other comprehensive (loss) for the year/period, net of tax	(67)	(2,674)	(1,183)	(231)
Total comprehensive (loss)/profit for the year/period	$ (6,716)	$ (29,056)	$ (33,906)	$ 13,674
(Losses)/Earnings per share attributable to equity holders of the parent
Basic and Diluted (In U.S. dollars per share):	$ (0.070)	$ (0.375)	$ (0.409)	$ 0.146